COMMITMENTS AND CONTINGENCIES (Details - Future minimum payments) - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
2025	$ 11,581
2026	19,301
Total minimum lease payments:	30,882
Less amount representing interest	(1,017)
Present value of minimum lease payments:	$ 29,865	$ 61,180